Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 9.8%
Bayview Opportunity Master Fund VII 2024-CAR1 C,
US 30 Day Average SOFR + 1.5000%, 6.8300%, 12/26/31 (144A)‡	$600,000		$600,000
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	300,000		303,758
Connecticut Avenue Securities Trust 2021-R01 1M2,
US 30 Day Average SOFR + 1.5500%, 6.8704%, 10/25/41 (144A)‡	163,056		163,258
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	550,000		553,140
Connecticut Avenue Securities Trust 2022-R01 1M1,
US 30 Day Average SOFR + 1.0000%, 6.3204%, 12/25/41 (144A)‡	130,214		129,969
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 4/25/42 (144A)‡	53,552		53,845
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8704%, 7/25/42 (144A)‡	66,682		68,443
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8207%, 9/25/42 (144A)‡	231,474		235,343
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7207%, 12/25/42 (144A)‡	290,366		298,085
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 4/25/43 (144A)‡	138,808		140,994
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6207%, 5/25/43 (144A)‡	177,235		180,890
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0204%, 7/25/43 (144A)‡	164,574		165,594
Connecticut Avenue Securities Trust 2024-R02 1M1,
US 30 Day Average SOFR + 1.1000%, 6.4204%, 2/25/44 (144A)‡	53,049		53,068
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 5.7968%, 3/8/49‡	118,321	AUD	77,086
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	121,124		123,568
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 6.1704%, 11/25/41 (144A)‡	21,124		21,069
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4704%, 9/25/42 (144A)‡	75,864		76,794
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/42 (144A)‡	109,144		111,300
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/43 (144A)‡	196,247		199,787
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 4/25/43 (144A)‡	53,063		54,021
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 5/25/43 (144A)‡	120,484		121,634
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 6/25/43 (144A)‡	383,110		385,822
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	92,289		93,147
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1,
US 30 Day Average SOFR + 1.3500%, 6.6704%, 2/25/44 (144A)‡	146,226		146,436
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1,
US 30 Day Average SOFR + 1.2500%, 6.5686%, 3/25/44 (144A)‡	69,296		69,308
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	600,000		601,464
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 5.8950%, 1/12/46‡	310,388	AUD	202,355
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $5,213,921)			5,230,178
Corporate Bonds– 80.1%
Banking – 18.6%
Australia & New Zealand Banking Group Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 6.3564%, 7/26/29‡	1,800,000	AUD	1,176,250
Australian Central Credit Union Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 6.7539%, 9/16/31‡	200,000	AUD	126,307
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 5.6529%, 8/20/31‡	1,500,000	AUD	972,686
Credit Agricole SA, 5.1340%, 3/11/27 (144A)	1,000,000		1,000,655
Danske Bank A/S,
US Treasury Yield Curve Rate 1 Year + 0.9500%, 5.4270%, 3/1/28 (144A)‡	500,000		501,062
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27‡	270,000		269,865
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	600,000		607,410
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	225,000		224,224

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.4800%, 5.9850%, 8/7/27‡	$300,000		$302,826
Lloyds Banking Group PLC,
90 Day Australian Bank Bill Rate + 1.6800%, 6.0233%, 3/6/30‡	130,000	AUD	84,691
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 5.9039%, 6/17/31‡	1,700,000	AUD	1,106,198
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.9500%, 6.2875%, 3/1/34‡	290,000	AUD	188,761
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 6.3600%, 11/18/31‡	2,300,000	AUD	1,513,674
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 6.1942%, 6/28/25‡	320,000	AUD	208,669
Westpac Banking Corp,
90 Day Australian Bank Bill Rate + 1.9800%, 6.3149%, 8/27/29‡	1,400,000	AUD	915,611
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 4/3/34‡	1,200,000	AUD	781,083
			9,979,972
Basic Industry – 0.5%
Celanese US Holdings LLC, 6.1650%, 7/15/27	275,000		280,090
Brokerage – 1.1%
LPL Holdings Inc, 4.6250%, 11/15/27 (144A)	600,000		575,810
Capital Goods – 2.8%
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	625,000		569,041
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	950,000		954,907
			1,523,948
Consumer Cyclical – 11.7%
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	520,000		504,279
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		376,387
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		524,386
General Motors Financial Co Inc, 1.5500%, 9/2/25	40,000	AUD	24,669
General Motors Financial Co Inc, 5.4000%, 4/6/26	705,000		705,262
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	138,170
Hyundai Capital America, 5.5000%, 3/30/26 (144A)	950,000		951,548
LKQ Corp, 5.7500%, 6/15/28	600,000		610,610
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25 (144A)	966,000		951,185
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26 (144A)	150,000		145,494
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,310,542
			6,242,532
Consumer Non-Cyclical – 4.5%
Smith & Nephew PLC, 5.1500%, 3/20/27	155,000		154,965
Solventum Corp, 5.4500%, 2/25/27 (144A)	545,000		546,882
Solventum Corp, 5.4000%, 3/1/29 (144A)	275,000		275,554
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		654,424
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		751,921
			2,383,746
Electric – 4.4%
Algonquin Power & Utilities Corp, 1.1800%, 6/15/26Ç	165,000		164,107
Liberty Utilities Co, 5.5770%, 1/31/29 (144A)	605,000		608,264
NRG Energy Inc, 2.4500%, 12/2/27 (144A)	553,000		497,071
Vistra Operations Co LLC, 4.8750%, 5/13/24 (144A)	600,000		598,864
Vistra Operations Co LLC, 3.5500%, 7/15/24 (144A)	222,000		220,408
Vistra Operations Co LLC, 5.1250%, 5/13/25 (144A)	250,000		247,789
			2,336,503
Energy – 4.0%
Antero Resources Corp, 8.3750%, 7/15/26 (144A)	600,000		622,500
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26 (144A)	125,000		126,366
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	550,000		545,604
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		264,678
Occidental Petroleum Corp, 8.5000%, 7/15/27	545,000		591,548
			2,150,696
Finance Companies – 13.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	200,000		195,122
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		326,798
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	425,000		394,680
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.1000%, 1/15/27	200,000		203,273
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
6.4500%, 4/15/27 (144A)	297,000		304,940
Air Lease Corp, 1.8750%, 8/15/26	450,000		414,880
Air Lease Corp, 2.1000%, 9/1/28	360,000		315,059
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		933,382
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		182,747
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		267,648

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Heartland Australia Group Pty Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 6.3593%, 7/9/24‡	2,500,000	AUD	$1,627,707
Macquarie Airfinance Holdings Ltd, 8.3750%, 5/1/28 (144A)	$135,000		143,095
OneMain Finance Corp, 7.1250%, 3/15/26	215,000		218,901
OWL Rock Core Income Corp, 5.5000%, 3/21/25	775,000		769,638
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	750,000		692,942
Springleaf Finance Corp, 6.8750%, 3/15/25	345,000		348,607
			7,339,419
Financial Institutions – 3.4%
GGAM Finance Ltd, 7.7500%, 5/15/26 (144A)	300,000		306,183
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 6.8039%, 3/17/25‡	610,000	AUD	396,417
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 3.8000%, 8.1539%, 3/16/28‡	800,000	AUD	529,040
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 5.6176%, 8/15/25‡	880,000	AUD	572,454
			1,804,094
Industrial – 1.3%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	692,327
Insurance – 6.6%
Aon North America Inc, 5.1250%, 3/1/27	315,000		316,886
Athene Global Funding, 5.6840%, 2/23/26 (144A)	160,000		160,595
Athene Global Funding, 1.6080%, 6/29/26 (144A)	1,022,000		938,177
Centene Corp, 4.2500%, 12/15/27	700,000		667,436
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 6.4448%, 6/15/44‡	200,000	AUD	130,482
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 6.6948%, 6/15/45‡	620,000	AUD	406,938
Suncorp Group Ltd,
90 Day Australian Bank Bill Rate + 2.3000%, 6.6375%, 6/1/37‡	850,000	AUD	562,064
Suncorp Group Ltd,
90 Day Australian Bank Bill Rate + 2.6500%, 6.9875%, 12/1/38‡	500,000	AUD	335,171
			3,517,749
Real Estate Investment Trusts (REITs) – 2.4%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,277,562
Technology – 4.5%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	695,000		619,739
Gartner Inc, 4.5000%, 7/1/28 (144A)	280,000		266,730
MSCI Inc, 4.0000%, 11/15/29 (144A)	615,000		568,700
Qorvo Inc, 1.7500%, 12/15/24	750,000		727,820
SK Hynix Inc, 5.5000%, 1/16/27 (144A)	235,000		234,975
			2,417,964
Transportation – 0.6%
Penske Truck Leasing Co LP / PTL Finance Corp, 5.3500%, 1/12/27 (144A)	200,000		200,145
Perth Airport Pty Ltd, 5.6000%, 3/5/31	190,000	AUD	125,331
			325,476
Total Corporate Bonds (cost $44,392,314)			42,847,888
Investment Companies– 2.4%
Exchange-Traded Funds (ETFs) – 2.4%
Janus Henderson AAA CLO£((cost $1,239,780)	25,100		1,273,574
Commercial Paper– 7.9%
Global Payments Inc, 0%, 4/1/24◊	$2,250,000		2,248,505
Jabil Inc, 0%, 4/1/24 (Section 4(2))◊	2,000,000		1,998,650
Total Commercial Paper (cost $4,247,452)			4,247,155
OTC Purchased Put Credit Default Swaptions – Buy Protection– 0%
Counterparty/Reference Asset
Goldman Sachs International:
CDX HY CDSI GEN S41 V2 5Y SPRD CORP, Credit Default Swap, maturing 12/20/28, fixed rate 5.0000%, payment frequency: Quarterly,
Notional amount $7,500,000, premiums paid $55,687, unrealized depreciation $(48,167), exercise price $100.00, expires 6/20/24*	7,500,000		7,520
CDX HY CDSI GEN S41 V2 5Y SPRD CORP, Credit Default Swap, maturing 12/20/28, fixed rate 5.0000%, payment frequency: Quarterly,
Notional amount $3,000,000, premiums paid $26,878, unrealized depreciation $(23,870), exercise price $100.00, expires 6/20/24*	3,000,000		3,008
Total OTC Purchased Put Credit Default Swaptions – Buy Protection (premiums paid $82,565, unrealized depreciation $(72,037))			10,528
Total Investments (total cost $55,176,032) – 100.2%			53,609,323
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%			(88,213)
Net Assets – 100%			$53,527,613

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$32,226,361	60.1%
Australia	12,087,797	22.6
Ireland	1,730,996	3.2
New Zealand	1,627,707	3.0
United Kingdom	1,463,287	2.7
Germany	1,310,542	2.5
France	1,000,655	1.9
Israel	654,424	1.2
Netherlands	607,410	1.1
Denmark	501,062	0.9
South Korea	234,975	0.5
Canada	164,107	0.3

Total	$53,609,323	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.4%
Exchange-Traded Funds (ETFs) - 2.4%
Janus Henderson AAA CLO	$61,091	$-	$22,339	$1,273,574

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.4%
Exchange-Traded Funds (ETFs) - 2.4%
Janus Henderson AAA CLO	1,251,235	-	-	1,273,574

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/26/24	1,050,000	$(696,310)	$(11,723)
New Zealand Dollar	4/26/24	425,300	(258,750)	(4,758)

				(16,481)
Citibank, National Association:
New Zealand Dollar	4/26/24	1,272,000	(777,478)	(17,832)
Goldman Sachs & Co. LLC:
New Zealand Dollar	4/26/24	1,439,000	(880,511)	(21,131)
HSBC Securities (USA), Inc.:
Australian Dollar	4/26/24	(25,000,000)	16,489,800	190,130
British Pound	4/26/24	(112,000)	142,047	697
New Zealand Dollar	4/26/24	410,800	(252,109)	(6,777)

				184,050
JPMorgan Chase Bank, National Association:
Australian Dollar	4/26/24	3,593,000	(2,354,627)	(12,038)
Australian Dollar	4/26/24	(500,000)	326,282	289
New Zealand Dollar	4/26/24	1,276,000	(777,802)	(15,766)

				(27,515)
Morgan Stanley & Co. International PLC:
Australian Dollar	4/26/24	(1,200,000)	784,412	2,028
State Street Bank and Trust Company:
Australian Dollar	4/26/24	(609,000)	400,059	2,999
British Pound	4/26/24	(1,062,000)	1,342,685	2,389
New Zealand Dollar	4/26/24	(5,075,000)	3,089,429	58,606

				63,994
Total				$167,113

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	13	7/3/24	$2,658,297	$(609)
Euro-Schatz	122	6/10/24	13,910,295	5,841
Total - Futures Long				5,232
Futures Short:
3-Year Australian Bond	30	6/17/24	(2,089,636)	(1,887)
5 Year US Treasury Note	18	7/3/24	(1,926,281)	(5,766)
Total - Futures Short				(7,653)
Total				$(2,421)

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs International:
CDX HY CDSI GEN S41 V2 5Y SPRD CORP	Credit Default Swap, S&P Credit Rating: NR, maturing 12/20/28, fixed rate 5%, payment frequency: Quarterly	96.00	USD	6/20/24	$7,500,000	$(27,473)	$22,828	$(4,645)
CDX HY CDSI GEN S41 V2 5Y SPRD CORP	Credit Default Swap, S&P Credit Rating: NR, maturing 12/20/28, fixed rate 5%, payment frequency: Quarterly	96.00	USD	6/20/24	3,000,000	(14,865)	13,007	(1,858)
Total - Written Put Swaptions - Sell Protection						(42,338)	35,835	(6,503)
Total OTC Written Credit Default Swaptions						$(42,338)	$35,835	$(6,503)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.6150% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$1,963	$1,963
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	413	413
NDBB3M	5.4400% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	2,326	2,326
NDBB3M	5.5100% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	1,722	1,722
NDBB3M	5.3125% Fixed Rate	Quarterly	11/9/25	1,600,000	NZD	-	16,306	16,306
4.5330% Fixed Rate	BBSW3M	Quarterly	11/8/25	1,487,500	AUD	-	(8,948)	(8,948)
Total						$-	$13,782	$13,782

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$1,607,051
Average amounts sold - in USD	23,112,888
Futures contracts:
Average notional amount of contracts - long	8,758,558
Average notional amount of contracts - short	7,270,547
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	1,488,750
Average notional amount - receive fixed rate/pay floating rate	5,295,120
Swaptions:
Average value of swaption contracts purchased	14,530
Average value of swaption contracts written	6,893

Notes to Schedule of Investments (unaudited)

BBSW3M	ASX Australian Bank Bill Short Term Rate 3 Months Mid
LLC	Limited Liability Company
LP	Limited Partnership
NDBB3M	New Zealand Dollar Bank Bills 3 Month Standard
OTC	Over-the-Counter
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $20,442,091, which represents 38.2% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2024 is $1,998,650, which represents 3.7% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$5,230,178	$-
Corporate Bonds	-	42,847,888	-
Investment Companies	1,273,574	-	-
Commercial Paper	-	4,247,155	-
OTC Purchased Put Credit Default Swaptions – Buy Protection	-	10,528	-
Total Investments in Securities	$1,273,574	$52,335,749	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	257,138	-
Futures Contracts	5,841	-	-
Centrally Cleared Swaps	-	22,730	-
Total Assets	$1,279,415	$52,615,617	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$90,025	$-
Futures Contracts	8,262	-	-
Centrally Cleared Swaps	-	8,948	-
Swaptions Written, at Value	-	6,503	-
Total Liabilities	$8,262	$105,476	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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